Intangible and tangible assets - Change in net intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of change in net intangible assets
Net amount as of the beginning of the period	$ 14,587	$ 15,362	$ 14,549
Expenditures	3,745	404	1,039
Disposals	(28)	(23)	(117)
Amortization and impairment	(852)	(1,512)	(1,252)
Currency translation adjustment	(351)	234	(187)
Other	11,821	122	1,330
Net amount as of the end of the period	28,922	14,587	15,362
Exceptional asset impairments	67	$ 785	543
Effect of entries in the consolidation scope	$ 12,044		$ 1,394